Consolidated Schedule of Investments (unaudited) March 31, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Airbus SE	89,604	$11,968,179
BAE Systems PLC	1,596,311	19,309,173
L3Harris Technologies, Inc.(a)	76,017	14,917,576

		46,194,928

Automobile Components — 0.6%
Lear Corp.(a)	64,750	9,031,978

Automobiles — 1.8%
General Motors Co.(a)(b)	805,624	29,550,288

Banks(a) — 10.3%
Bank of America Corp.	361,041	10,325,773
Citigroup, Inc.	957,550	44,899,519
Citizens Financial Group, Inc.	288,390	8,758,404
First Citizens BancShares, Inc., Class A(b)	30,717	29,890,713
JPMorgan Chase & Co.	209,678	27,323,140
Wells Fargo & Co.	1,193,168	44,600,620

		165,798,169

Beverages — 1.0%
Constellation Brands, Inc., Class A(a)	71,479	16,146,391

Capital Markets(a) — 1.7%
Carlyle Group, Inc.	235,780	7,323,327
Charles Schwab Corp.	70,205	3,677,338
Intercontinental Exchange, Inc.	63,290	6,600,514
Raymond James Financial, Inc.	107,619	10,037,624

		27,638,803

Chemicals — 1.0%
PPG Industries, Inc.(a)	122,123	16,313,190

Communications Equipment — 2.3%
Cisco Systems, Inc.(a)	719,630	37,618,658

Consumer Staples Distribution & Retail(a) — 2.6%
Dollar General Corp.	132,956	27,981,920
Walmart, Inc.	98,810	14,569,534

		42,551,454

Containers & Packaging — 1.3%
Sealed Air Corp.(a)	461,872	21,204,544

Diversified Telecommunication Services(a) — 2.0%
AT&T, Inc.(b)	713,382	13,732,604
Verizon Communications, Inc.	484,160	18,828,982

		32,561,586

Electric Utilities(a) — 1.7%
American Electric Power Co., Inc.	94,679	8,614,842
Exelon Corp.	222,689	9,328,442
PG&E Corp.(c)	586,900	9,490,173

		27,433,457

Entertainment — 0.9%
Activision Blizzard, Inc.	160,046	13,698,337

Financial Services(a) — 3.4%
Apollo Global Management, Inc.	118,094	7,458,817
Equitable Holdings, Inc.	227,446	5,774,854

Security	Shares	Value

Financial Services (continued)
Fidelity National Information Services, Inc.(b)	500,470	$27,190,535
Visa, Inc., Class A	63,441	14,303,408

		54,727,614

Food Products(a) — 2.6%
Kraft Heinz Co.(b)	976,709	37,769,337
Mondelez International, Inc., Class A	66,289	4,621,669

		42,391,006

Ground Transportation — 0.6%
Union Pacific Corp.(a)	45,811	9,219,922

Health Care Equipment & Supplies — 7.3%
Baxter International, Inc.(a)	855,870	34,714,087
Koninklijke Philips NV.	932,729	17,131,318
Medtronic PLC(a)	503,180	40,566,372
Zimmer Biomet Holdings, Inc.(a)(b)	196,136	25,340,771

		117,752,548

Health Care Providers & Services(a) — 8.0%
AmerisourceBergen Corp.	60,866	9,745,255
Cardinal Health, Inc.	289,751	21,876,200
Cigna Group.	82,254	21,018,365
Elevance Health, Inc.	48,590	22,342,168
Humana, Inc.	33,743	16,380,877
Laboratory Corp. of America Holdings	160,683	36,863,894

		128,226,759

Household Durables — 2.2%
Newell Brands, Inc.(a)	747,674	9,301,065
Panasonic Holdings Corp.	1,966,600	17,595,387
Sony Group Corp.	88,200	8,033,554

		34,930,006

Industrial Conglomerates — 0.4%
Siemens AG, Registered Shares	42,742	6,924,370

Insurance — 6.7%
Allstate Corp.(a)	95,457	10,577,590
American International Group, Inc.(a)	703,484	35,427,454
Fidelity National Financial, Inc.(a)	498,425	17,409,985
First American Financial Corp.	29,750	1,655,885
Prudential PLC	864,805	11,840,587
Willis Towers Watson PLC(a)	132,095	30,696,236

		107,607,737

Interactive Media & Services — 0.9%
Alphabet, Inc., Class A(a)(c)	135,185	14,022,740

IT Services — 2.4%
Cognizant Technology Solutions Corp., Class A(a)	627,858	38,255,388

Machinery — 1.3%
Fortive Corp.(a)	74,754	5,095,980
Komatsu Ltd.	581,100	14,425,886
Pentair PLC(a)	22,700	1,254,629

		20,776,495

Media(a) — 2.9%
Comcast Corp., Class A	826,285	31,324,464
Fox Corp., Class A	442,677	15,073,152

		46,397,616

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares		Value

Multi-Utilities(a) — 1.6%
Public Service Enterprise Group, Inc.	242,668		$15,154,617
Sempra Energy	67,691		10,232,171

			25,386,788

Oil, Gas & Consumable Fuels — 9.3%
BP PLC	7,828,407		49,479,593
ConocoPhillips(a)	74,813		7,422,198
Enterprise Products Partners LP(a)	1,542,031		39,938,603
EQT Corp.(a)	533,263		17,016,422
Formentera Partners Fund II LP(d)(e)	—	(f)	10,037,117
Hess Corp.(a)	91,068		12,051,939
Shell PLC	510,170		14,539,116

			150,484,988

Personal Care Products — 2.1%
Unilever PLC, ADR(a)	635,218		32,986,871

Pharmaceuticals — 6.2%
AstraZeneca PLC	132,635		18,377,146
Bayer AG, Registered Shares	438,004		27,980,398
Eli Lilly and Co.(a)	29,570		10,154,929
Novo Nordisk A/S, ADR(a)	59,807		9,517,686
Sanofi	313,142		33,969,242

			99,999,401

Professional Services(a) — 3.2%
Leidos Holdings, Inc.	262,136		24,132,240
SS&C Technologies Holdings, Inc.	490,476		27,697,180

			51,829,420

Software — 2.0%
Microsoft Corp.(a)	113,855		32,824,397

Specialty Retail — 0.4%
Ross Stores, Inc.(a)	65,905		6,994,498

Technology Hardware, Storage & Peripherals — 1.2%
Samsung Electronics Co. Ltd., GDR, Registered Shares(g)	16,024		19,794,187

Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp.(a)	68,473		7,988,745

Security	Shares	Value

Tobacco — 1.0%
British American Tobacco PLC, ADR(a)	437,500	$15,365,000

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B	167,832	7,778,762

Total Long-Term Investments — 96.8% (Cost: $1,357,503,448)		1,558,407,041

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(h)(i)	73,286,451	73,286,451

Total Short-Term Securities — 4.6% (Cost: $73,286,452)		73,286,451

Total Investments Before Options Written — 101.4% (Cost: $1,430,789,900)		1,631,693,492

Options Written — (1.7)% (Premiums Received: $(20,301,826))		(26,941,545)

Total Investments, Net of Options Written — 99.7% (Cost: $1,410,488,074)		1,604,751,947

Other Assets Less Liabilities — 0.3%		5,208,694

Net Assets — 100.0%		$1,609,960,641

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	All or a portion of the security is held by a wholly-owned subsidiary.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Investment does not issue shares.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$76,042,437	$—		$(2,755,986	)(a)	$—	$—	$73,286,451	73,286,451	$840,138		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	209	(a)	—		(209)	—	—	—	351	(c)	—

						$(209)	$—	$73,286,451		$840,489		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Citizens Financial Group, Inc.	512	04/04/23	USD	42.50	USD	1,555	$—
Citizens Financial Group, Inc.	244	04/04/23	USD	44.03	USD	741	—
Alphabet, Inc., Class A	158	04/06/23	USD	94.00	USD	1,639	(147,730)
AT&T, Inc.	1,187	04/06/23	USD	19.50	USD	2,285	(5,935)
Bank of America Corp.	987	04/06/23	USD	35.00	USD	2,823	(987)
Cardinal Health, Inc.	505	04/06/23	USD	79.00	USD	3,813	(2,525)
Cigna Group	178	04/06/23	USD	295.00	USD	4,548	(890)
Cisco Systems, Inc.	956	04/06/23	USD	50.00	USD	4,997	(211,754)
Citigroup, Inc.	1,018	04/06/23	USD	51.00	USD	4,773	(2,036)
Comcast Corp., Class A	1,249	04/06/23	USD	38.00	USD	4,735	(39,344)
Constellation Brands, Inc., Class A	91	04/06/23	USD	230.00	USD	2,056	(28,210)
Elevance Health, Inc.	124	04/06/23	USD	500.00	USD	5,702	(3,720)
Enterprise Products Partners LP	2,601	04/06/23	USD	26.00	USD	6,737	(42,917)
EQT Corp.	484	04/06/23	USD	34.00	USD	1,544	(6,776)
Fox Corp., Class A	379	04/06/23	USD	36.00	USD	1,290	(3,790)
General Motors Co.	934	04/06/23	USD	40.00	USD	3,426	(1,868)
Humana, Inc.	50	04/06/23	USD	510.00	USD	2,427	(5,625)
Kraft Heinz Co.	1,206	04/06/23	USD	40.00	USD	4,664	(2,412)
Medtronic PLC	677	04/06/23	USD	83.00	USD	5,458	(6,432)
Microsoft Corp.	137	04/06/23	USD	260.00	USD	3,950	(388,395)
Verizon Communications, Inc.	1,331	04/06/23	USD	38.00	USD	5,176	(129,772)
Visa, Inc., Class A	92	04/06/23	USD	225.00	USD	2,074	(21,482)
Wells Fargo & Co.	2,281	04/06/23	USD	48.00	USD	8,526	(2,281)
British American Tobacco PLC, ADR	897	04/11/23	USD	38.42	USD	3,150	(100)
Alphabet, Inc., Class A	132	04/14/23	USD	95.00	USD	1,369	(116,160)
American Electric Power Co., Inc.	357	04/14/23	USD	92.75	USD	3,248	(31,836)
American International Group, Inc.	469	04/14/23	USD	58.00	USD	2,362	(35,175)
Baxter International, Inc.	1,572	04/14/23	USD	41.00	USD	6,376	(94,320)
Cardinal Health, Inc.	503	04/14/23	USD	73.00	USD	3,798	(154,672)
Charles Schwab Corp.	263	04/14/23	USD	80.00	USD	1,378	(526)
Cisco Systems, Inc.	824	04/14/23	USD	50.00	USD	4,307	(180,044)
Comcast Corp., Class A	1,011	04/14/23	USD	38.00	USD	3,833	(56,616)
Elevance Health, Inc.	46	04/14/23	USD	480.00	USD	2,115	(9,775)
Eli Lilly & Co.	49	04/14/23	USD	335.00	USD	1,683	(54,390)
Enterprise Products Partners LP.	1,921	04/14/23	USD	26.50	USD	4,975	(19,210)
EQT Corp.	484	04/14/23	USD	35.00	USD	1,544	(11,616)
Fortive Corp.	112	04/14/23	USD	69.20	USD	764	(10,914)
Hess Corp.	95	04/14/23	USD	141.00	USD	1,257	(7,363)
Humana, Inc.	39	04/14/23	USD	510.00	USD	1,893	(9,848)
JPMorgan Chase & Co.	189	04/14/23	USD	137.00	USD	2,463	(10,962)
Kraft Heinz Co.	1,216	04/14/23	USD	39.00	USD	4,702	(43,776)
Microsoft Corp.	33	04/14/23	USD	265.00	USD	951	(80,602)
PPG Industries, Inc.	186	04/14/23	USD	130.00	USD	2,485	(86,490)
Union Pacific Corp.	162	04/14/23	USD	210.00	USD	3,260	(10,125)
Verizon Communications, Inc.	1,331	04/14/23	USD	38.00	USD	5,176	(132,434)
Allstate Corp.	229	04/21/23	USD	140.00	USD	2,538	(3,435)
Alphabet, Inc., Class A	70	04/21/23	USD	105.00	USD	726	(16,065)
Alphabet, Inc., Class A	127	04/21/23	USD	102.00	USD	1,317	(50,482)
American Electric Power Co., Inc.	163	04/21/23	USD	92.50	USD	1,483	(19,153)
American International Group, Inc.	375	04/21/23	USD	62.50	USD	1,889	(1,875)
American International Group, Inc.	478	04/21/23	USD	60.00	USD	2,407	(2,390)
AmerisourceBergen Corp.	129	04/21/23	USD	160.00	USD	2,065	(40,958)
AmerisourceBergen Corp.	19	04/21/23	USD	157.50	USD	304	(8,930)
Bank of America Corp.	1,108	04/21/23	USD	36.00	USD	3,169	(1,662)
British American Tobacco PLC, ADR	350	04/21/23	USD	38.25	USD	1,229	(571)
British American Tobacco PLC, ADR	897	04/21/23	USD	38.42	USD	3,150	(1,508)
Carlyle Group, Inc.	648	04/21/23	USD	31.06	USD	2,013	(74,007)
Cigna Group	67	04/21/23	USD	282.50	USD	1,712	(4,523)
Cisco Systems, Inc.	650	04/21/23	USD	51.50	USD	3,398	(76,272)
Citigroup, Inc.	1,345	04/21/23	USD	50.00	USD	6,307	(46,403)

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Citizens Financial Group, Inc.	512	04/21/23	USD	45.00	USD	1,555	$(5,120)
Citizens Financial Group, Inc.	60	04/21/23	USD	37.50	USD	182	(900)
Cognizant Technology Solutions Corp., Class A	1,005	04/21/23	USD	65.00	USD	6,123	(22,613)
Cognizant Technology Solutions Corp., Class A	721	04/21/23	USD	67.50	USD	4,393	(10,815)
Comcast Corp., Class A	1,035	04/21/23	USD	39.00	USD	3,924	(38,090)
ConocoPhillips	56	04/21/23	USD	105.00	USD	556	(5,264)
Enterprise Products Partners LP	1,922	04/21/23	USD	26.00	USD	4,978	(71,114)
Equitable Holdings, Inc.	488	04/21/23	USD	33.68	USD	1,239	(70)
Exelon Corp.	924	04/21/23	USD	41.00	USD	3,871	(136,290)
Fidelity National Financial, Inc.	1,032	04/21/23	USD	44.01	USD	3,605	(1,627)
Fidelity National Information Services, Inc.	856	04/21/23	USD	77.50	USD	4,651	(21,400)
Fidelity National Information Services, Inc.	289	04/21/23	USD	72.50	USD	1,570	(5,780)
First Citizens BancShares, Inc., Class A	120	04/21/23	USD	670.00	USD	11,677	(3,686,400)
Fox Corp., Class A	791	04/21/23	USD	34.00	USD	2,693	(71,190)
General Motors Co.	620	04/21/23	USD	42.00	USD	2,274	(4,650)
General Motors Co.	550	04/21/23	USD	44.00	USD	2,017	(1,650)
Hess Corp.	204	04/21/23	USD	135.00	USD	2,700	(68,340)
Humana, Inc.	81	04/21/23	USD	515.00	USD	3,932	(19,238)
Intercontinental Exchange, Inc.	132	04/21/23	USD	100.00	USD	1,377	(71,280)
Laboratory Corp. of America Holdings	305	04/21/23	USD	260.00	USD	6,997	(44,225)
Lear Corp.	182	04/21/23	USD	150.00	USD	2,539	(14,560)
Leidos Holdings, Inc.	640	04/21/23	USD	96.11	USD	5,892	(19,816)
Medtronic PLC	568	04/21/23	USD	87.50	USD	4,579	(3,976)
Medtronic PLC	163	04/21/23	USD	82.00	USD	1,314	(16,463)
Microsoft Corp.	178	04/21/23	USD	265.00	USD	5,132	(444,110)
Microsoft Corp.	178	04/21/23	USD	285.00	USD	5,132	(155,305)
Newell Brands, Inc.	2,043	04/21/23	USD	15.30	USD	2,541	(3,645)
Novo Nordisk A/S, ADR	109	04/21/23	USD	145.00	USD	1,735	(158,050)
Pentair PLC	124	04/21/23	USD	55.00	USD	685	(21,700)
PG&E Corp.	1,613	04/21/23	USD	16.00	USD	2,608	(79,037)
PPG Industries, Inc.	104	04/21/23	USD	133.00	USD	1,389	(44,720)
Public Service Enterprise Group, Inc.	780	04/21/23	USD	61.80	USD	4,871	(139,339)
Ralph Lauren Corp.	174	04/21/23	USD	125.00	USD	2,030	(13,050)
Ralph Lauren Corp.	202	04/21/23	USD	115.00	USD	2,357	(94,940)
Raymond James Financial, Inc.	244	04/21/23	USD	115.00	USD	2,276	(30,500)
Rogers Communications, Inc., Class B	103	04/21/23	CAD	66.00	CAD	645	(1,410)
Rogers Communications, Inc., Class B	360	04/21/23	CAD	63.00	CAD	2,255	(26,903)
Sealed Air Corp.	744	04/21/23	USD	52.25	USD	3,416	(2,110)
Sempra Energy	82	04/21/23	USD	165.00	USD	1,240	(2,460)
SS&C Technologies Holdings, Inc.	1,134	04/21/23	USD	65.00	USD	6,404	(17,010)
Unilever PLC, ADR	1,988	04/21/23	USD	51.50	USD	10,324	(224,195)
Visa, Inc., Class A	93	04/21/23	USD	230.00	USD	2,097	(21,297)
Walmart, Inc.	214	04/21/23	USD	144.00	USD	3,155	(105,930)
Wells Fargo & Co.	2,491	04/21/23	USD	47.50	USD	9,311	(3,737)
Willis Towers Watson PLC	196	04/21/23	USD	260.00	USD	4,555	(82,320)
Zimmer Biomet Holdings, Inc.	348	04/21/23	USD	128.33	USD	4,496	(99,809)
American International Group, Inc.	1,082	04/28/23	USD	58.00	USD	5,449	(81,150)
AmerisourceBergen Corp.	129	04/28/23	USD	155.00	USD	2,065	(89,010)
AmerisourceBergen Corp.	19	04/28/23	USD	160.00	USD	304	(5,843)
AT&T, Inc.	1,370	04/28/23	USD	18.50	USD	2,637	(118,505)
Baxter International, Inc.	1,950	04/28/23	USD	41.00	USD	7,909	(287,625)
Cardinal Health, Inc.	504	04/28/23	USD	74.00	USD	3,805	(144,900)
Cigna Group.	146	04/28/23	USD	275.00	USD	3,731	(19,710)
Cisco Systems, Inc.	877	04/28/23	USD	50.00	USD	4,585	(214,426)
.Citigroup, Inc.	733	04/28/23	USD	47.00	USD	3,437	(118,746)
Constellation Brands, Inc., Class A	118	04/28/23	USD	225.00	USD	2,666	(87,320)
Dollar General Corp.	313	04/28/23	USD	230.00	USD	6,587	(7,043)
Eli Lilly & Co.	19	04/28/23	USD	345.00	USD	652	(20,330)
Enterprise Products Partners LP	2,037	04/28/23	USD	25.50	USD	5,276	(154,812)
EQT Corp.	425	04/28/23	USD	33.00	USD	1,356	(58,437)
General Motors Co.	559	04/28/23	USD	37.00	USD	2,050	(84,129)
Hess Corp.	201	04/28/23	USD	135.00	USD	2,660	(89,445)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Humana, Inc.	49	04/28/23	USD	500.00	USD	2,379	$(50,715)
JPMorgan Chase & Co.	189	04/28/23	USD	137.00	USD	2,463	(23,058)
JPMorgan Chase & Co.	291	04/28/23	USD	134.00	USD	3,792	(57,909)
Kraft Heinz Co.	1,216	04/28/23	USD	39.00	USD	4,702	(85,120)
Medtronic PLC	320	04/28/23	USD	78.00	USD	2,580	(104,320)
Medtronic PLC	316	04/28/23	USD	82.00	USD	2,548	(46,926)
Microsoft Corp.	33	04/28/23	USD	280.00	USD	951	(47,355)
Mondelez International, Inc., Class A	263	04/28/23	USD	69.00	USD	1,834	(53,257)
Union Pacific Corp.	89	04/28/23	USD	195.00	USD	1,791	(89,890)
Visa, Inc., Class A	13	04/28/23	USD	225.00	USD	293	(8,808)
Alphabet, Inc., Class A	256	05/05/23	USD	104.00	USD	2,655	(126,720)
AT&T, Inc.	1,370	05/05/23	USD	18.50	USD	2,637	(125,355)
Baxter International, Inc.	1,185	05/05/23	USD	40.00	USD	4,806	(269,587)
Cigna Group	61	05/05/23	USD	260.00	USD	1,559	(46,970)
Cisco Systems, Inc.	650	05/05/23	USD	52.00	USD	3,398	(81,900)
Citigroup, Inc.	734	05/05/23	USD	47.00	USD	3,442	(128,083)
Comcast Corp., Class A	1,249	05/05/23	USD	38.00	USD	4,735	(157,374)
ConocoPhillips	355	05/05/23	USD	103.00	USD	3,522	(96,382)
Constellation Brands, Inc., Class A	184	05/05/23	USD	225.00	USD	4,156	(146,280)
Eli Lilly & Co.	50	05/05/23	USD	350.00	USD	1,717	(47,125)
EQT Corp.	315	05/05/23	USD	35.00	USD	1,005	(28,665)
Fox Corp., Class A	1,264	05/05/23	USD	35.00	USD	4,304	(192,760)
Medtronic PLC	362	05/05/23	USD	83.00	USD	2,918	(37,648)
Microsoft Corp.	67	05/05/23	USD	285.00	USD	1,932	(84,252)
Mondelez International, Inc., Class A	101	05/05/23	USD	70.00	USD	704	(16,413)
Ross Stores, Inc.	78	05/05/23	USD	106.00	USD	828	(27,690)
SS&C Technologies Holdings, Inc.	781	05/05/23	USD	57.50	USD	4,410	(126,332)
Visa, Inc., Class A	13	05/05/23	USD	225.01	USD	293	(9,585)
Walmart, Inc.	329	05/05/23	USD	147.00	USD	4,851	(119,262)
Cognizant Technology Solutions Corp., Class A	863	05/10/23	USD	58.90	USD	5,258	(325,933)
AmerisourceBergen Corp.	38	05/12/23	USD	165.00	USD	608	(9,975)
Elevance Health, Inc.	97	05/12/23	USD	470.00	USD	4,460	(112,520)
Fortive Corp.	111	05/12/23	USD	69.00	USD	757	(24,188)
Kraft Heinz Co.	1,699	05/12/23	USD	40.00	USD	6,570	(108,736)
PG&E Corp.	1,613	05/12/23	USD	16.00	USD	2,608	(119,362)
Public Service Enterprise Group, Inc.	142	05/12/23	USD	59.25	USD	887	(60,073)
Allstate Corp.	215	05/19/23	USD	121.00	USD	2,382	(28,398)
American International Group, Inc.	1,465	05/19/23	USD	52.50	USD	7,378	(227,075)
Apollo Global Management, Inc.	72	05/19/23	USD	67.50	USD	455	(12,960)
Carlyle Group, Inc.	648	05/19/23	USD	31.06	USD	2,013	(113,119)
Cognizant Technology Solutions Corp., Class A	863	05/19/23	USD	58.90	USD	5,258	(354,727)
Dollar General Corp.	418	05/19/23	USD	220.00	USD	8,797	(115,995)
EQT Corp.	425	05/19/23	USD	34.00	USD	1,356	(64,812)
Equitable Holdings, Inc.	490	05/19/23	USD	26.50	USD	1,244	(47,374)
Exelon Corp.	300	05/19/23	USD	43.00	USD	1,257	(27,750)
Fidelity National Financial, Inc.	961	05/19/23	USD	35.50	USD	3,357	(105,477)
Fidelity National Information Services, Inc.	855	05/19/23	USD	60.00	USD	4,645	(115,425)
First Citizens BancShares, Inc., Class A	120	05/19/23	USD	670.00	USD	11,677	(3,754,800)
Fortive Corp.	188	05/19/23	USD	70.00	USD	1,282	(37,600)
General Motors Co.	559	05/19/23	USD	42.00	USD	2,050	(24,876)
Intercontinental Exchange, Inc.	132	05/19/23	USD	98.00	USD	1,377	(106,294)
JPMorgan Chase & Co.	484	05/19/23	USD	135.00	USD	6,307	(134,552)
L3Harris Technologies, Inc.	418	05/19/23	USD	220.00	USD	8,203	(33,440)
Laboratory Corp. of America Holdings	306	05/19/23	USD	230.00	USD	7,020	(257,040)
Lear Corp.	174	05/19/23	USD	145.00	USD	2,427	(81,780)
Leidos Holdings, Inc.	800	05/19/23	USD	95.00	USD	7,365	(182,000)
Medtronic PLC	362	05/19/23	USD	85.00	USD	2,918	(34,390)
Newell Brands, Inc.	2,069	05/19/23	USD	12.58	USD	2,574	(176,266)
PPG Industries, Inc.	381	05/19/23	USD	135.00	USD	5,089	(190,500)
Public Service Enterprise Group, Inc.	412	05/19/23	USD	59.75	USD	2,573	(165,620)
Raymond James Financial, Inc.	244	05/19/23	USD	95.00	USD	2,276	(101,260)
Rogers Communications, Inc., Class B	460	05/19/23	CAD	64.00	CAD	2,881	(41,524)

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Ross Stores, Inc.	284	05/19/23	USD	105.00	USD	3,014	$(157,620)
Sealed Air Corp.	209	05/19/23	USD	51.51	USD	960	(6,640)
Sealed Air Corp.	634	05/19/23	USD	48.52	USD	2,911	(61,864)
SS&C Technologies Holdings, Inc.	781	05/19/23	USD	57.75	USD	4,410	(150,102)
Unilever PLC, ADR	1,505	05/19/23	USD	50.00	USD	7,815	(376,250)
Visa, Inc., Class A	137	05/19/23	USD	235.00	USD	3,089	(52,060)
Willis Towers Watson PLC	281	05/19/23	USD	232.00	USD	6,530	(271,002)
Laboratory Corp. of America Holdings	11	06/16/23	USD	240.00	USD	252	(6,600)
Sealed Air Corp.	960	06/16/23	USD	48.52	USD	4,407	(131,330)

							$(21,198,998)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BAE Systems PLC	UBS AG	522,000	04/04/23	GBP	8.88	GBP	5,119	$(608,554)
Panasonic Corp.	UBS AG	261,500	04/04/23	JPY	1,199.95	JPY	310,650	(12,935)
Prudential PLC	Goldman Sachs International	96,800	04/04/23	GBP	12.93	GBP	1,074	—
Samsung Electronics Co. Ltd., GDR, Registered Shares	Morgan Stanley & Co. International PLC	2,900	04/04/23	USD	1,284.93	USD	3,582	(5,007)
Shell PLC, ADR	Morgan Stanley & Co. International PLC	66,800	04/04/23	GBP	26.37	GBP	1,543	—
Airbus SE	Morgan Stanley & Co. International PLC	38,600	04/05/23	EUR	127.12	EUR	4,754	(5,777)
Apollo Global Management, Inc.	BNP Paribas SA	58,000	04/05/23	USD	70.00	USD	3,663	(338)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	217,800	04/05/23	EUR	16.33	EUR	3,689	(141,257)
Sanofi	Morgan Stanley & Co. International PLC	103,700	04/05/23	EUR	90.47	EUR	10,373	(1,103,005)
Siemens AG, Registered Shares	Goldman Sachs International	29,000	04/05/23	EUR	148.56	EUR	4,332	(68,054)
Bayer AG, Registered Shares	Morgan Stanley & Co. International PLC	75,900	04/11/23	EUR	62.54	EUR	4,471	(3,758)
AstraZeneca PLC	UBS AG	81,100	04/12/23	GBP	117.58	GBP	9,109	(15,811)
BP PLC	Goldman Sachs International	1,464,400	04/12/23	GBP	5.53	GBP	7,503	(6,269)
Komatsu Ltd.	UBS AG	159,700	04/12/23	JPY	3,330.30	JPY	526,396	(34,642)
Panasonic Corp.	BNP Paribas SA	261,500	04/12/23	JPY	1,189.32	JPY	310,650	(39,111)
Shell PLC, ADR	Morgan Stanley & Co. International PLC	213,800	04/12/23	GBP	25.09	GBP	4,939	(1,509)
Panasonic Corp.	Goldman Sachs International	106,000	04/19/23	JPY	1,213.34	JPY	125,923	(13,579)
Prudential PLC	Goldman Sachs International	96,800	04/24/23	GBP	12.93	GBP	1,074	(2,847)
BAE Systems PLC	Goldman Sachs International	356,000	04/27/23	GBP	9.56	GBP	3,491	(148,735)
Novo Nordisk A/S, ADR	Citibank N.A.	21,900	04/27/23	USD	142.75	USD	3,485	(375,548)
Sanofi	JPMorgan Chase Bank N.A.	68,600	04/27/23	EUR	91.73	EUR	6,862	(674,763)
Sony Group Corp.	JPMorgan Chase Bank N.A.	24,300	04/27/23	JPY	11,843.46	JPY	293,874	(77,443)
Zimmer Biomet Holdings, Inc.	Citibank N.A.	36,500	04/27/23	USD	126.96	USD	4,716	(167,972)
Komatsu Ltd.	UBS AG	160,000	05/02/23	JPY	3,350.88	JPY	527,385	(65,347)
Samsung Electronics Co. Ltd., GDR, Registered Shares	Morgan Stanley & Co. International PLC	1,850	05/02/23	USD	1,197.20	USD	2,285	(121,811)
Willis Towers Watson PLC	JPMorgan Chase Bank N.A.	24,900	05/08/23	USD	250.92	USD	5,786	(32,939)
Bayer AG, Registered Shares	UBS AG	165,000	05/10/23	EUR	57.31	EUR	9,719	(267,830)
BP PLC	Morgan Stanley & Co. International PLC	2,841,200	05/10/23	GBP	5.22	GBP	14,557	(502,533)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	155,300	05/10/23	EUR	15.86	EUR	2,630	(242,886)
Panasonic Corp.	Goldman Sachs International	452,600	05/10/23	JPY	1,177.22	JPY	537,667	(156,873)
Sempra Energy	BNP Paribas SA	29,000	05/12/23	USD	149.07	USD	4,384	(181,206)
Airbus SE	Morgan Stanley & Co. International PLC	10,700	05/16/23	EUR	122.10	EUR	1,318	(53,779)
Prudential PLC	Goldman Sachs International	282,000	05/16/23	GBP	11.16	GBP	3,130	(189,143)
Samsung Electronics Co. Ltd., GDR, Registered Shares	Morgan Stanley & Co. International PLC	1,700	05/16/23	USD	1,260.03	USD	2,100	(76,115)
Sony Group Corp.	JPMorgan Chase Bank N.A.	24,300	05/16/23	JPY	11,843.46	JPY	293,874	(97,539)
Zimmer Biomet Holdings, Inc.	Goldman Sachs International	36,500	05/19/23	USD	125.71	USD	4,716	(247,632)

								$(5,742,547)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$14,917,576	$31,277,352	$—	$46,194,928
Automobile Components	9,031,978	—	—	9,031,978
Automobiles	29,550,288	—	—	29,550,288
Banks	165,798,169	—	—	165,798,169
Beverages	16,146,391	—	—	16,146,391
Capital Markets	27,638,803	—	—	27,638,803
Chemicals	16,313,190	—	—	16,313,190
Communications Equipment	37,618,658	—	—	37,618,658
Consumer Staples Distribution & Retail	42,551,454	—	—	42,551,454
Containers & Packaging	21,204,544	—	—	21,204,544
Diversified Telecommunication Services	32,561,586	—	—	32,561,586
Electric Utilities	27,433,457	—	—	27,433,457
Entertainment	13,698,337	—	—	13,698,337
Financial Services	54,727,614	—	—	54,727,614
Food Products	42,391,006	—	—	42,391,006
Ground Transportation	9,219,922	—	—	9,219,922
Health Care Equipment & Supplies	100,621,230	17,131,318	—	117,752,548
Health Care Providers & Services	128,226,759	—	—	128,226,759
Household Durables	9,301,065	25,628,941	—	34,930,006
Industrial Conglomerates	—	6,924,370	—	6,924,370
Insurance	95,767,150	11,840,587	—	107,607,737
Interactive Media & Services	14,022,740	—	—	14,022,740
IT Services	38,255,388	—	—	38,255,388
Machinery	6,350,609	14,425,886	—	20,776,495
Media	46,397,616	—	—	46,397,616
Multi-Utilities	25,386,788	—	—	25,386,788
Oil, Gas & Consumable Fuels	76,429,162	64,018,709	10,037,117	150,484,988
Personal Care Products	32,986,871	—	—	32,986,871
Pharmaceuticals	19,672,615	80,326,786	—	99,999,401
Professional Services	51,829,420	—	—	51,829,420
Software	32,824,397	—	—	32,824,397
Specialty Retail	6,994,498	—	—	6,994,498
Technology Hardware, Storage & Peripherals	—	19,794,187	—	19,794,187
Textiles, Apparel & Luxury Goods	7,988,745	—	—	7,988,745

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Tobacco	$15,365,000	$—	$—	$15,365,000
Wireless Telecommunication Services	7,778,762	—	—	7,778,762
Short-Term Securities
Money Market Funds	73,286,451	—	—	73,286,451

	$1,350,288,239	$271,368,136	$10,037,117	$1,631,693,492

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(18,154,149)	$(8,787,396)	$—	$(26,941,545)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LP	Limited Partnership

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8